S000003875 [Member] Expense Example, No Redemption - Putnam VT High Yield Fund	Dec. 31, 2025 USD ($)
Class IA Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 73
Expense Example, No Redemption, 3 Years	228
Expense Example, No Redemption, 5 Years	396
Expense Example, No Redemption, 10 Years	882
Class IB Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	98
Expense Example, No Redemption, 3 Years	306
Expense Example, No Redemption, 5 Years	531
Expense Example, No Redemption, 10 Years	$ 1,177